Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001893645
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42375
Entity Registrant Name	Polyrizon Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	8 HaPnina Street
Entity Address, City or Town	Raanana
Entity Address, Postal Zip Code	4321545
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	PLRZ
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,608,266
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 on Form 20-F (the "Form 20-F/A") amends the annual report on Form 20-F of Polyrizon Ltd. (the "Company") for the fiscal year ended December 31, 2025, originally filed with the U.S. Securities and Exchange Commission ("SEC") on March 25, 2026 (the "Form 20-F"). This Form 20-F/A is being filed to amend Item 15 of Part II of the Form 20-F to revise management's conclusion with respect to its evaluation of the effectiveness of the Company's disclosure controls and procedures, as defined in Rules 13a-15(e) and 15d-15(e) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Item 15 (a) was inadvertently not updated in connection with the filing of the Form 20-F filed on March 25, 2026 (the "Form 20-F").Other than as set forth herein, this Form 20-F/A speaks as of the original filing date of the Form 20-F on March 25, 2026, and this Form 20-F/A does not, and does not purport to, amend, update or restate any other information or disclosure included in the Form 20-F or reflect any events that have occurred since March 25, 2026.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	8 HaPnina Street
Entity Address, City or Town	Raanana
Entity Address, Postal Zip Code	4321545
Entity Address, Country	IL
Contact Personnel Name	Tomer Izraeli
City Area Code	+972
Local Phone Number	9-3740120
Contact Personnel Email Address	IR@polyrizon-biotech.com